Other Payables - Non-current (Tables)	6 Months Ended
Jun. 30, 2025
Trade and other non-current payables [abstract]
Schedule of other payables
	2025	2024
	€’000	€’000
Payable to Shareholders of Al Shola Gas	2,867	4153
Bank Borrowings- Non - Current	76	107
Total	2,944	4260